Long term debt: (Details Textual) - Line of Credit [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Aug. 08, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 08, 2014
Line of Credit Facility, Maximum Borrowing Capacity	$ 350	$ 1,750
Line of Credit Facility, Interest Rate During Period	3.00%
Line of Credit Facility, Expiration Period	2 years